Organization and Basis of Presentation - Additional Information (Detail) - USD ($)	Mar. 31, 2015	Dec. 31, 2014
Organization And Basis Of Presentation [Abstract]
Accumulated deficit	$ (8,147,000)	$ (3,671,266)